Vessels, net/ Advances for vessel acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Vessels, net/ Advances for vessel acquisition [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2019	24,810,061	(1,110,032)	23,700,029
— Acquisitions, improvements, and other vessel costs	36,096,033	—	36,096,033
— Period depreciation	—	(1,750,434)	(1,750,434)
Balance December 31, 2020	60,906,094	(2,860,466)	58,045,628
— Acquisitions, improvements, and other vessel costs	299,460,599	—	299,460,599
— Transfers from Advances for vessel acquisitions (b)	49,687,450	—	49,687,450
— Period depreciation	—	(13,227,748)	(13,227,748)
Balance December 31, 2021	410,054,143	(16,088,214)	393,965,929

Details regarding the 2021 Vessel Acquisitions delivered as of December 31, 2020 and 2021, are presented below.

Vessel Name	Vessel Type	DWT	Year Built	Country of Construction	Purchase Price (in million)	Delivery Date
2020 Acquisitions
Magic Rainbow	Panamax	73,593	2007	China	$7.85	08/08/2020
Magic Horizon	Panamax	76,619	2010	Japan	$12.75	10/09/2020
Magic Nova	Panamax	78,833	2010	Japan	$13.86	10/15/2020
2021 Acquisitions
Magic Venus	Kamsarmax	83,416	2010	Japan	$15.85	03/02/2021
Wonder Polaris	Aframax LR2	115,351	2005	S. Korea	$13.60	03/11/2021
Magic Orion	Capesize	180,200	2006	Japan	$17.50	03/17/2021
Magic Argo	Kamsarmax	82,338	2009	Japan	$14.50	03/18/2021
Wonder Sirius	Aframax LR2	115,341	2005	S. Korea	$13.60	03/22/2021
Magic Twilight	Kamsarmax	80,283	2010	S. Korea	$14.80	04/09/2021
Magic Thunder	Kamsarmax	83,375	2011	Japan	$16.85	04/13/2021
Magic Vela	Panamax	75,003	2011	China	$14.50	05/12/2021
Magic Nebula	Kamsarmax	80,281	2010	S. Korea	$15.45	05/20/2021
Wonder Vega	Aframax	106,062	2005	S. Korea	$14.80	05/21/2021
Magic Starlight	Kamsarmax	81,048	2015	China	$23.50	05/23/2021
Wonder Avior	Aframax LR2	106,162	2004	S. Korea	$12.00	05/27/2021
Wonder Arcturus	Aframax LR2	106,149	2002	S. Korea	$10.00	05/31/2021
Wonder Mimosa	Handysize	36,718	2006	S. Korea	$7.25	05/31/2021
Magic Eclipse	Panamax	74,940	2011	Japan	$18.48	06/07/2021
Wonder Musica	Aframax LR2	106,290	2004	S. Korea	$12.00	06/15/2021
Wonder Formosa	Handysize	36,660	2006	S. Korea	$8.00	06/22/2021
Magic Pluto	Panamax	74,940	2013	Japan	$19.06	08/06/2021
Magic Perseus	Kamsarmax	82,158	2013	Japan	$21.00	08/09/2021
Magic Mars	Panamax	76,822	2014	S. Korea	$20.40	09/20/2021
Magic Phoenix	Panamax	76,636	2008	Japan	$18.75	10/26/2021
Wonder Bellatrix	Aframax LR2	115,341	2006	S. Korea	$18.15	12/23/2021
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Vessel Cost
Balance December 31, 2020	$—
— Advances for vessel acquisitions and other vessel pre-delivery costs	52,055,615
—Transfer to Vessels, net (a)	(49,687,450)
Balance December 31, 2021	$2,368,165